Geographical Information (Schedule of Geographical Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 segment	Jun. 30, 2012	Dec. 31, 2012 segment	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 21,995	$ 21,820	$ 44,546	$ 42,137	$ 83,960	$ 68,790
Property, plant and equipment	11,697		11,697		10,937	9,983
Number of material operating segments			1		1
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,336	14,065	26,632	26,211	53,238	42,258
Property, plant and equipment					7,202	5,902
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,841	7,636	16,239	15,594	30,296	25,390
Property, plant and equipment					174	283
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment					3,561	3,798
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 818	$ 119	$ 1,675	$ 332	$ 426	$ 1,142